UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.5%
Precision Castparts Corp.	240	$39,202

Air Freight & Logistics – 0.1%
Hub Group, Inc. (A)	50	1,484

Airlines – 0.4%
Southwest Airlines Co.	475	4,166

Apparel Retail – 2.3%
Limited Brands, Inc.	495	24,384
Tilly’s, Class A (A)	80	1,466

		25,850

Apparel, Accessories & Luxury Goods – 2.0%
Under Armour, Inc., Class A (A)(B)	310	17,307
Vera Bradley, Inc. (A)	220	5,247

		22,554

Auto Parts & Equipment – 2.8%
BorgWarner Inc. (A)	463	31,984

Automobile Manufacturers – 1.3%
Bayerische Motoren Werke AG (C)	130	9,507
Ford Motor Company	500	4,930

		14,437

Brewers – 0.6%
Boston Beer Company, Inc. (The), Class A (A)	59	6,595

Broadcasting – 3.9%
CBS Corporation, Class B	550	19,982
Discovery Holding Company, Class A (A)	410	24,448

		44,430

Casinos & Gaming – 1.9%
Las Vegas Sands, Inc.	330	15,302
Wynn Resorts, Limited	50	5,772

		21,074

Computer Hardware – 10.4%
Apple Inc. (A)(B)	175	116,771

Construction & Farm Machinery & Heavy Trucks – 0.8%
Westinghouse Air Brake Technologies Corporation	110	8,832

Consumer Finance – 1.4%
American Express Company	275	15,637

Distillers & Vintners – 1.3%
Beam Inc.	255	14,673

Diversified Chemicals – 0.1%
Dow Chemical Company (The)	45	1,303

Electronic Equipment & Instruments – 0.1%
OSI Systems, Inc. (A)	20	1,557

Fertilizers & Agricultural Chemicals – 2.8%
Monsanto Company	185	16,838
Mosaic Company (A)	255	14,691

		31,529

Food Retail – 0.5%
Casey’s General Stores, Inc.	100	5,714

Footwear – 2.5%
NIKE, Inc., Class B	300	28,473

Homefurnishing Retail – 0.8%
Bed Bath & Beyond Inc. (A)	150	9,450

Hotels, Resorts & Cruise Lines – 1.3%
Hyatt Hotels Corporation, Class A (A)	165	6,625
Starwood Hotels & Resorts Worldwide, Inc.	130	7,535

		14,160

Hypermarkets & Super Centers – 2.5%
Costco Wholesale Corporation	280	28,035

Industrial Machinery – 0.7%
Pall Corporation	95	6,031
Pentair, Inc.	35	1,558

		7,589

Integrated Oil & Gas – 3.5%
Exxon Mobil Corporation	390	35,665
Occidental Petroleum Corporation	45	3,873

		39,538

Internet Retail – 0.8%
Amazon.com, Inc. (A)	35	8,901

Internet Software & Services – 4.6%
Google Inc., Class A (A)(B)	68	51,306

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The)	210	23,873

Leisure Facilities – 2.4%
Life Time Fitness, Inc. (A)	235	10,749
Vail Resorts, Inc.	280	16,142

		26,891

Motorcycle Manufacturers – 1.0%
Harley-Davidson, Inc.	260	11,016

Movies & Entertainment – 0.3%
News Corporation Limited, Class A (A)	125	3,066

Oil & Gas Drilling – 0.6%
Patterson-UTI Energy, Inc.	460	7,286

Oil & Gas Equipment & Services – 3.8%
National Oilwell Varco, Inc.	224	17,936
Schlumberger Limited	350	25,315

		43,251

Oil & Gas Exploration & Production – 4.2%
ConocoPhillips	300	17,155
Equitable Resources, Inc.	120	7,080
Noble Energy, Inc.	130	12,052
Southwestern Energy Company (A)	300	10,434

		46,721

Oil & Gas Storage & Transportation – 0.7%
MarkWest Energy Partners, L.P.	135	7,347

Other Diversified Financial Services – 2.2%
JPMorgan Chase & Co.	600	24,288

Packaged Foods & Meats – 3.0%
Kellogg Company	70	3,616
Kraft Foods Inc. (A)	175	7,236
Mead Johnson Nutrition Company	315	23,084

		33,936

Personal Products – 1.3%
Estee Lauder Companies, Inc. (The), Class A	240	14,777

Pharmaceuticals – 2.6%
Allergan, Inc.	140	12,821
Bristol-Myers Squibb Company	175	5,906
Johnson & Johnson	160	11,026

		29,753

Railroads – 2.6%
Kansas City Southern (B)	390	29,554

Regional Banks – 0.8%
Signature Bank (A)	30	2,012
Zions Bancorporation	345	7,126

		9,138

Restaurants – 10.7%
Arcos Dorados Holdings, Inc.	440	6,789
McDonald’s Corporation	550	50,462
Panera Bread Company, Class A (A)(B)	144	24,523
Starbucks Corporation	775	39,331

		121,105

Semiconductors – 0.9%
Microchip Technology Incorporated	310	10,149

Soft Drinks – 4.5%
Coca-Cola Company (The)	825	31,292
PepsiCo, Inc.	270	19,108

		50,400

Specialty Stores – 0.5%
Vitamin Shoppe, Inc. (A)	100	5,832

Tobacco – 0.8%
Altria Group, Inc.	275	9,182

TOTAL COMMON STOCKS – 97.9%		$1,102,809
(Cost: $844,518)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.,
Call $650.00, Expires 7-20-13	200	1,727
J. C. Penney Company, Inc.:
Call $24.00, Expires 2-16-13	1,250	403
Call $28.00, Expires 5-18-13	750	190

TOTAL PURCHASED OPTIONS – 0.2%		$2,320
(Cost: $2,429)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.8%
Banco del Estado de Chile:
0.260%, 10-1-12	$5,000	5,000
0.290%, 10-9-12	5,000	5,000

		10,000

Commercial Paper – 2.6%
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.):
0.290%, 10-24-12 (D)	10,000	9,998
0.290%, 10-25-12 (D)	5,000	4,999

John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.150%, 10-15-12 (D)	7,000	7,000
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.230%, 10-2-12 (D)	5,549	5,549

		27,546

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (E)	347	347

TOTAL SHORT-TERM SECURITIES – 3.4%		$37,893
(Cost: $37,893)

TOTAL INVESTMENT SECURITIES – 101.5%		$1,143,022
(Cost: $884,840)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5%)		(17,279)

NET ASSETS – 100.0%		$1,125,743

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$389,223	$—	$—
Consumer Staples	163,312	—	—
Energy	144,143	—	—
Financials	72,936	—	—
Health Care	29,753	—	—
Industrials	90,827	—	—
Information Technology	179,783	—	—
Materials	32,832	—	—
Total Common Stocks	$1,102,809	$—	$—
Purchased Options	2,320	—	—
Short-Term Securities	—	37,893	—
Total	$1,105,129	$37,893	$—
Liabilities
Written Options	$2,754	$—	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Put	100	October 2012	$490.00	$53	$(5)
	N/A	Put	100	October 2012	500.00	59	(5)
	N/A	Put	50	October 2012	595.00	22	(15)
	N/A	Put	100	October 2012	650.00	43	(118)
	N/A	Call	50	October 2012	670.00	93	(88)
	N/A	Call	50	October 2012	690.00	89	(46)

	N/A	Call	100	October 2012	715.00	108	(35)
	N/A	Call	50	October 2012	725.00	20	(11)
	N/A	Put	50	November 2012	595.00	27	(49)
	N/A	Put	50	November 2012	600.00	24	(53)
	N/A	Call	50	November 2012	780.00	29	(13)
	N/A	Call	50	November 2012	790.00	25	(11)
	N/A	Call	100	December 2012	820.00	53	(26)
	N/A	Put	100	January 2013	520.00	125	(73)
	N/A	Call	132	January 2013	710.00	171	(352)
	N/A	Put	100	February 2013	480.00	97	(62)
	N/A	Put	200	July 2013	535.00	571	(599)
Google Inc., Class A	N/A	Call	40	October 2012	695.00	185	(265)
	N/A	Call	40	October 2012	700.00	170	(248)
	N/A	Call	50	October 2012	745.00	33	(150)
	N/A	Call	40	December 2012	770.00	18	(121)
	N/A	Call	40	December 2012	785.00	21	(96)
J. C. Penney Company, Inc.	N/A	Put	1,250	February 2013	17.00	155	(81)
Kansas City Southern	N/A	Call	390	December 2012	90.00	41	(10)
Panera Bread Company, Class A	N/A	Call	75	October 2012	170.00	31	(33)
	N/A	Call	65	October 2012	175.00	6	(14)
	N/A	Call	150	November 2012	175.00	79	(86)
	N/A	Call	150	November 2012	180.00	74	(58)
	N/A	Call	115	November 2012	185.00	22	(28)
Under Armour, Inc., Class A	N/A	Call	400	October 2012	65.00	37	(2)
	N/A	Call	290	October 2012	67.50	23	(1)
						$2,504	$(2,754)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$884,840

Gross unrealized appreciation	268,925
Gross unrealized depreciation	(10,743)

Net unrealized appreciation	$258,182

SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 4.0%
Compagnie Financiere Richemont S.A. (A)(B)	1,308	$78,458
Prada S.p.A. (A)(B)	1,175	8,774
Prada S.p.A. (A)(B)(C)	4,468	33,366

		120,598

Application Software – 0.8%
Intuit Inc.	428	25,195

Asset Management & Custody Banks – 3.7%
Apollo Global Management, LLC	1,441	21,129
Blackstone Group L.P. (The)	2,993	42,739
Carlyle Group L.P. (The) (A)	1,024	26,872
KKR & Co. L.P.	1,415	21,378

		112,118

Automobile Manufacturers – 4.1%
Bayerische Motoren Werke AG (B)	832	60,839
Hyundai Motor Company (B)	272	61,695

		122,534

Broadcasting – 2.4%
CBS Corporation, Class B	2,004	72,787

Casinos & Gaming – 12.9%
Galaxy Entertainment Group Limited (A)(B)(C)	18,529	62,129
Sands China Ltd. (B)	1,940	7,243
Sands China Ltd. (B)(C)	30,006	112,029
Wynn Macau, Limited (B)	15,262	41,235
Wynn Resorts, Limited	1,410	162,748

		385,384

Computer Hardware – 3.1%
Apple Inc. (A)	140	93,416

Construction & Farm Machinery & Heavy Trucks – 2.8%
Caterpillar Inc. (D)	513	44,164
Cummins Inc.	414	38,175

		82,339

Diversified Banks – 1.0%
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	8,182	6,457
China Minsheng Banking Corp., Ltd., H Shares (A)(B)(C)	29,128	22,990

		29,447

Fertilizers & Agricultural Chemicals – 0.0%
Mosaic Company (A)	25	1,429

Hotels, Resorts & Cruise Lines – 1.6%
Starwood Hotels & Resorts Worldwide, Inc. (D)	840	48,669

Integrated Oil & Gas – 5.2%
Exxon Mobil Corporation	253	23,173
Occidental Petroleum Corporation (D)	470	40,475
Royal Dutch Shell plc, Class A (B)	929	32,115
StatoilHydro ASA (B)	1,155	29,810
Total S.A. (B)	571	28,308

		153,881

Internet Software & Services – 6.6%
Baidu.com, Inc., ADR (A)	688	80,355
Google Inc., Class A (A)	72	54,022
Tencent Holdings Limited (B)	1,755	59,801

		194,178

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corporation, Class A (A)(D)	746	52,183

Life & Health Insurance – 3.3%
AIA Group Limited (A)(B)	5,356	19,960
AIA Group Limited (A)(B)(C)	19,271	71,824
Ping An Insurance Group Co of China Ltd (B)	879	5,868

		97,652

Movies & Entertainment – 3.4%
Delta Topco Limited (A)(E)	104,001	77,765
News Corporation Limited, Class A (A)	989	24,253

		102,018

Oil & Gas Drilling – 0.8%
Seadrill Limited (B)	646	25,238

Oil & Gas Exploration & Production – 3.2%
ConocoPhillips (D)	1,647	94,187

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	919	42,630

Pharmaceuticals – 4.7%
GlaxoSmithKline plc (B)	1,586	36,555
Pfizer Inc.	2,766	68,722
Sanofi-Aventis (B)	405	34,489

		139,766

Restaurants – 1.3%
Starbucks Corporation	765	38,844

Semiconductor Equipment – 1.8%
ASML Holding N.V., Ordinary Shares (B)	1,006	53,777

Semiconductors – 1.1%
Intel Corporation	1,484	33,655

Specialized Finance – 1.0%
CME Group Inc. (D)	534	30,581

Tobacco – 2.1%
Philip Morris International Inc.	713	64,145

TOTAL COMMON STOCKS – 74.0%		$2,216,651
(Cost: $1,605,060)

PREFERRED STOCKS
Automobile Manufacturers – 4.9%
Volkswagen AG, 2.260% (A)(B)	549	100,132
Volkswagen AG, 2.260% (A)(B)(C)	252	45,895

		146,027

TOTAL PREFERRED STOCKS – 4.9%		$146,027
(Cost: $71,401)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
BHP Billiton Ltd,
Call $70.00, Expires 11–17–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	141	27
Caterpillar Inc:
Call $97.50, Expires 11–17–12, OTC (Ctrpty: Deutsche Bank AG)	467	14
Call $97.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	467	59
Cisco Systems, Inc.:
Call $19.00, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	5,581	215
Call $19.00, Expires 10–22–12	4,814	185
Compagnie Financiere Richemont S.A.:
Call CHF64.00, Expires 11–16–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	383	13
Call CHF66.00, Expires 11–16–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	467	7
Call CHF66.00, Expires 12–21–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	467	20
Call CHF68.00, Expires 12–21–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	466	11
Cummins Inc.:
Call $110.00, Expires 11–19–12, OTC (Ctrpty: Barclays Bank plc)	187	5
Call $115.00, Expires 12–22–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	187	6
Euro (Currency):
Put $1.16, Expires 10–25–12, OTC (Ctrpty: Deutsche Bank AG) (F)	1	—	*
Put $1.18, Expires 10–26–12, OTC (Ctrpty: Deutsche Bank AG) (F)	1	2
Put $1.19, Expires 11–9–12, OTC (Ctrpty: Deutsche Bank AG) (F)	1	11
Put $1.21, Expires 11–21–12, OTC (Ctrpty: Deutsche Bank AG) (F)	1	46
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $41.00, Expires 11–19–12	760	97
Goldman Sachs Group, Inc. (The),
Call $135.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	842	74
Google Inc., Class A,
Call $800.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	150	360
Home Depot, Inc. (The),
Call $65.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	496	36
Intel Corp,
Call $25.00, Expires 12–22–12	4,480	92
International Business Machines Corporation,
Call $215.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	513	206
JPMorgan Chase & Co.,
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Citibank N.A.)	2,525	129
Microsoft Corp,
Call $33.00, Expires 12–22–12	3,360	69
Oracle Corporation,
Call $35.00, Expires 1–22–13, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	3,173	114
QUALCOMM Incorporated:
Call $67.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	1,142	174
Call $70.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	540	51
Rio Tinto plc, ADR:

Call $52.50, Expires 10–22–12, OTC (Ctrpty: Goldman Sachs International)	259	4
Call $62.50, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	279	1
Starwood Hotels & Resorts Worldwide Inc,
Call $60.00, Expires 11–17–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	438	76
Union Pacific Corporation:
Call $125.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	593	170
Call $130.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	252	37
Volkswagen AG,
Call EUR160.00, Expires 12–21–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	754	236
Wells Fargo & Co,
Call $39.00, Expires 1–19–13, OTC (Ctrpty: Deutsche Bank AG)	2,900	70

TOTAL PURCHASED OPTIONS – 0.1%		$2,617
(Cost: $6,151)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
2.910%, 1–18–15 (G)	$2,400	2,409

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	830	830

Independent Power Producers & Energy Traders – 0.2%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (C)(F)	BRL7,150	5,052

Movies & Entertainment – 3.7%
Circuit of the Americans LLC, Series A,
16.000%, 7–31–18	$5,000	5,000
Circuit of the Americans LLC, Series B,
16.000%, 7–31–18 (H)	5,000	5,000
Delta Topco Limited,
10.000%, 11–24–60 (E)(H)	101,685	101,629

		111,629

TOTAL CORPORATE DEBT SECURITIES – 4.0%		$119,920
(Cost: $119,482)

SENIOR LOANS
Movies & Entertainment – 1.2%
Formula One Holdings Ltd. and Alpha Topco Limited,
6.250%, 4–30–18 (G)	34,717	34,956

TOTAL SENIOR LOANS – 1.2%		$34,956
(Cost: $34,068)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (I)	644	38
5.000%, 11–15–17 (I)	203	5
5.000%, 4–15–19 (I)	429	13
5.500%, 3–15–23 (I)	536	55
5.000%, 5–15–23 (I)	21	—	*
5.000%, 8–15–23 (I)	134	3
5.500%, 10–15–25 (I)	2,521	350
5.500%, 3–15–31 (I)	58	—	*
5.500%, 10–15–32 (I)	904	30

5.500%, 5–15–33 (I)	1,532	249
6.000%, 11–15–35 (I)	999	161
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	727	87
5.000%, 8–25–23 (I)	304	5
5.000%, 11–25–23 (I)	448	16
5.500%, 8–25–33 (I)	1,652	193
5.500%, 12–25–33 (I)	2,059	188
5.500%, 4–25–34 (I)	2,355	296
5.500%, 11–25–36 (I)	2,950	369
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31 (I)	456	5
5.500%, 3–20–32 (I)	818	63
5.000%, 7–20–33 (I)	287	17
5.500%, 11–20–33 (I)	1,333	99
5.500%, 6–20–35 (I)	1,036	168
5.500%, 7–20–35 (I)	1,026	133
5.500%, 10–16–35 (I)	1,126	194

		2,737

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$2,737
(Cost: $7,456)

BULLION – 10.3%	Troy Ounces
Gold	174	$308,205

(Cost: $160,984)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.2%
Banco del Estado de Chile,
0.220%, 11–26–12	$5,000	5,000

Commercial Paper – 4.9%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.140%, 11–15–12 (J)	10,000	9,998
Becton Dickinson & Co.,
0.220%, 10–17–12 (J)	6,000	5,999
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.180%, 10–2–12 (J)	3,000	3,000
0.150%, 10–15–12 (J)	5,000	5,000
Campbell Soup Company,
0.300%, 12–20–12 (J)	5,000	4,997
E.I. du Pont de Nemours and Company,
0.130%, 11–2–12 (J)	20,000	19,997
Ecolab Inc.,
0.340%, 10–4–12 (J)	4,000	4,000
General Mills, Inc.,
0.260%, 10–15–12 (J)	8,500	8,499
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 10–18–12 (J)	17,000	16,999
Hewlett-Packard Company,
0.400%, 10–5–12 (J)	5,000	5,000
L’Air Liquide S.A.,
0.160%, 10–12–12 (J)	10,000	9,999
McCormick & Co. Inc.,
0.210%, 10–1–12 (J)	3,024	3,024
Novartis Finance Corp.,
0.110%, 10–2–12 (J)	4,000	4,000
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.120%, 10–18–12 (J)	7,000	7,000
Straight-A Funding, LLC (GTD by Federal FinancingBank),
0.130%, 10–10–12 (J)	5,100	5,100
Toyota Motor Credit Corporation,
0.110%, 11–29–12 (J)	3,650	3,649
United Technologies Corporation,
0.120%, 10–17–12 (J)	10,000	9,999

Verizon Communications Inc.,
0.410%, 12–11–12 (J)	5,000	4,996
Wal-Mart Stores, Inc.,
0.090%, 10–12–12 (J)	5,000	5,000
Wisconsin Electric Power Co.,
0.210%, 10–11–12 (J)	11,550	11,549

		147,805

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (K)	588	588

Treasury Bills – 0.2%
United States Treasury Bills,
0.140%, 3–28–13	5,000	4,997

TOTAL SHORT-TERM SECURITIES – 5.3%		$158,390
(Cost: $158,390)

TOTAL INVESTMENT SECURITIES – 99.9%		$2,989,503
(Cost: $2,162,992)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,850

NET ASSETS – 100.0%		$2,991,353

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$813,068	$—	$77,766
Consumer Staples	64,145	—	—
Energy	315,936	—	—
Financials	269,798	—	—
Health Care	139,766	—	—
Industrials	82,339	—	—
Information Technology	452,404	—	—
Materials	1,429	—	—
Total Common Stocks	$2,138,885	$—	$77,766
Preferred Stocks	146,027	—	—
Purchased Options	443	2,174	—
Corporate Debt Securities	—	8,291	111,629
Senior Loans	—	34,956	—
United States Government Agency Obligations	—	2,737	—
Bullion	308,205	—	—
Short-Term Securities	—	158,390	—
Total	$2,593,560	$206,548	$189,395
Forward Foreign Currency Contracts	$—	$632	$—
Liabilities
Written Options	$418	$8,166	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 7-1-12	$73,973	$101,657
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	3,793	(28)
Purchases	—	10,000
Sales	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-12	$77,766	$111,629
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-2012	$3,793	$(28)

There were no transfers between any levels during the period ended September 30, 2012.

Quantitative Information about Level 3 fair value measurements:

At September 30, 2012, Waddell & Reed Advisors Asset Strategy Fund held investments in private-placement common stock (minority stake) and corporate debt securities of an issuer. Because of the unique nature of these securities, the Fund determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated between the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 22 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (1.5%-3.5%), the weighted average cost of capital (7.5%-9.0%), the anticipated future tax rate (2.5%-23%), and the future gross profit percentage (2.5%-9.8%).

The Fund also applied an illiquidity discount of 5-10% for purposes of this valuation.

Significant changes in any of these inputs would result in a significantly lower or higher fair value measurement.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	20,400	10-15-12	$103	$—
Sell	Euro	Morgan Stanley International	28,400	10-15-12	137	—
Sell	Euro	Goldman Sachs International	70,900	10-15-12	392	—
					$632	$—

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Caterpillar Inc	Deutsche Bank AG	Put	467	November 2012	$80.00	$86	$(79)
	Deutsche Bank AG	Put	467	January 2013	80.00	132	(156)
Compagnie Financiere Richemont S.A.	JPMorgan Chase Bank N.A.	Put	467	November 2012	CHF56.00	79	(107)
	Morgan Stanley & Co., Inc.	Put	933	December 2012	54.00	178	(206)
Cummins Inc.	Barclays Bank plc	Put	187	November 2012	$92.50	56	(90)
	Morgan Stanley & Co., Inc.	Put	74	December 2012	87.50	24	(30)
	Morgan Stanley & Co., Inc.	Put	113	December 2012	90.00	40	(57)
Euro (Currency)	Deutsche Bank AG	Call	1	October 2012	1.25	456	(1,613)
	Deutsche Bank AG	Call	1	October 2012	1.27	426	(963)
	Deutsche Bank AG	Call	1	November 2012	1.27	417	(1,247)
	Deutsche Bank AG	Call	1	November 2012	1.29	423	(811)
Goldman Sachs Group, Inc. (The)	Barclays Bank plc	Put	842	January 2013	110.00	268	(465)
Google Inc., Class A	Barclays Bank plc	Put	150	January 2013	650.00	202	(155)
Home Depot, Inc. (The)	UBS AG	Put	496	January 2013	55.00	61	(48)

Intel Corp	N/A	Put	4,480	December 2012	21.00	193	(211)
International Business Machines Corporation	Barclays Bank plc	Put	513	January 2013	185.00	157	(111)
JPMorgan Chase & Co.	Citibank N.A.	Put	2,525	January 2013	37.00	278	(306)
Microsoft Corp	N/A	Put	3,360	December 2012	28.00	175	(207)
Oracle Corporation	JPMorgan Chase Bank N.A.	Put	3,173	January 2013	29.00	250	(247)
QUALCOMM Incorporated	Deutsche Bank AG	Put	1,142	January 2013	57.50	228	(200)
	Deutsche Bank AG	Put	540	January 2013	60.00	103	(139)
Rio Tinto plc, ADR	Deutsche Bank AG	Put	279	October 2012	47.50	89	(56)
Union Pacific Corporation	UBS AG	Put	845	January 2013	110.00	224	(249)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	295	December 2012	EUR135.00	226	(210)
	Citibank N.A.	Put	401	December 2012	135.00	305	(285)
Wells Fargo & Co	Deutsche Bank AG	Put	2,900	January 2013	$33.00	219	(336)
						$5,295	$(8,584)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $353,285 or 11.8% of net assets.

(D)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(E)	Restricted and illiquid securities. At September 30, 2012, the Fund owned the following restricted and illiquid securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	104,001	$66,940	$77,765

		Principal
Delta Topco Limited	1-23-12 to 6-18-12	$101,685	102,924	101,629
			$169,864	$179,394

The total value of these securities represented 6.0% of net assets at September 30, 2012.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CHF - Swiss Franc and EUR - Euro).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(H)	Payment-in-kind bonds.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at September 30, 2012.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,162,992
Gross unrealized appreciation	872,320
Gross unrealized depreciation	(45,809)
Net unrealized appreciation	$826,511

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.6%
Honeywell International Inc.	122	$7,266
Precision Castparts Corp.	63	10,257

		17,523

Apparel Retail – 2.1%
Limited Brands, Inc.	310	15,246

Application Software – 1.1%
Intuit Inc.	130	7,637

Asset Management & Custody Banks – 0.5%
Northern Trust Corporation	79	3,685

Auto Parts & Equipment – 0.9%
BorgWarner Inc. (A)	89	6,130

Brewers – 2.4%
Anheuser-Busch InBev S.A., ADR (A)	192	16,512

Broadcasting – 1.7%
CBS Corporation, Class B	323	11,745

Communications Equipment – 1.0%
QUALCOMM Incorporated	113	7,055

Computer Hardware – 3.6%
Apple Inc. (A)	37	24,489

Distillers & Vintners – 1.9%
Brown-Forman Corporation, Class B	195	12,743

Electric Utilities – 1.3%
PPL Corporation	309	8,962

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	109	9,903

Food Retail – 1.6%
Whole Foods Market, Inc.	108	10,539

Footwear – 1.2%
NIKE, Inc., Class B	85	8,067

Health Care Distributors – 1.1%
Henry Schein, Inc. (A)	96	7,618

Health Care Equipment – 1.3%
Covidien plc	145	8,622

Home Improvement Retail – 0.9%
Home Depot, Inc. (The)	105	6,345

Hotels, Resorts & Cruise Lines – 1.7%
Hyatt Hotels Corporation, Class A (A)	279	11,218

Household Products – 1.2%
Colgate-Palmolive Company	75	8,031

Industrial Machinery – 0.9%
Pall Corporation	94	5,949

Integrated Oil & Gas – 1.1%
Exxon Mobil Corporation	79	7,252

Integrated Telecommunication Services – 1.1%
AT&T Inc.	192	7,246

Internet Retail – 1.4%
Amazon.com, Inc. (A)	39	9,842

Internet Software & Services – 1.6%
Google Inc., Class A (A)	14	10,638

Motorcycle Manufacturers – 1.4%
Harley-Davidson, Inc.	224	9,504

Multi-Utilities – 1.2%
DTE Energy Company	131	7,834

Oil & Gas Equipment & Services – 4.4%
Core Laboratories N.V.	61	7,350
National Oilwell Varco, Inc.	186	14,924
Schlumberger Limited	106	7,645

		29,919

Oil & Gas Exploration & Production – 3.1%
Cabot Oil & Gas Corporation	203	9,097
ConocoPhillips	211	12,048

		21,145

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	161	7,454

Oil & Gas Storage & Transportation – 0.3%
Regency Energy Partners LP	101	2,346

Other Diversified Financial Services – 1.3%
JPMorgan Chase & Co.	210	8,513

Packaged Foods & Meats – 2.7%
Hershey Foods Corporation	104	7,401
Mead Johnson Nutrition Company	153	11,218

		18,619

Personal Products – 1.3%
Estee Lauder Companies, Inc. (The), Class A	144	8,872

Pharmaceuticals – 4.3%
Allergan, Inc.	108	9,909
GlaxoSmithKline plc, ADR	203	9,382
Johnson & Johnson	148	10,171

		29,462

Property & Casualty Insurance – 2.7%
Berkshire Hathaway Inc., Class B (A)	126	11,096
Travelers Companies, Inc. (The)	102	6,976

		18,072

Railroads – 2.6%
Kansas City Southern	99	7,487
Union Pacific Corporation	87	10,363

		17,850

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	184	11,636

Restaurants – 1.3%
Starbucks Corporation	168	8,546

Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Registry Shares	155	8,326
KLA-Tencor Corporation	138	6,559

		14,885

Semiconductors – 1.3%
Microchip Technology Incorporated	280	9,161

Systems Software – 1.3%
Oracle Corporation	278	8,738

Tobacco – 1.6%
Philip Morris International Inc.	123	11,045

TOTAL COMMON STOCKS – 71.5%		$486,598
(Cost: $340,384)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.1%
United Technologies Corporation,
1.200%, 6-1-15	$400	407

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.625%, 4-1-21	2,915	3,308
5.625%, 2-15-22	744	802

		4,110

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6-29-17 (B)	2,000	2,017

Automobile Manufacturers – 0.8%
Ford Motor Company, Convertible,
4.250%, 11-15-16	4,000	5,518
Toyota Motor Credit Corporation,
2.050%, 1-12-17	500	520

		6,038

Banking – 0.2%
Commonwealth Bank of Australia New York,
1.950%, 3-16-15	1,350	1,380

Biotechnology – 0.3%
Amgen Inc.,
2.125%, 5-15-17	2,250	2,324

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12	1,000	1,001
5.375%, 11-15-14	1,500	1,649
SABMiller Holdings Inc.,
3.750%, 1-15-22 (B)	250	272

		2,922

Broadcasting – 0.8%
CBS Corporation:
8.875%, 5-15-19	2,000	2,681
4.300%, 2-15-21	1,500	1,667
Discovery Communications, LLC:
4.375%, 6-15-21	750	842
3.300%, 5-15-22	900	935

		6,125

Cable & Satellite – 0.5%
DIRECTV Holdings LLC,
2.400%, 3-15-17	750	770
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3-1-16	500	532
News American Incorporated,
3.000%, 9-15-22 (B)	2,000	2,019

		3,321

Communications Equipment – 0.1%
Cisco Systems, Inc.,

2.900%, 11-17-14	500	526

Construction & Farm Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.:
0.535%, 11-21-12 (C)	300	300
1.375%, 5-27-14	1,500	1,522
John Deere Capital Corporation,
5.250%, 10-1-12	1,250	1,250

		3,072

Consumer Finance – 0.7%
American Express Credit Corporation,
5.125%, 8-25-14	400	433
Capital One Financial Corporation,
2.125%, 7-15-14	500	510
Caterpillar Financial Services Corporation,
1.550%, 12-20-13	500	507
Ford Motor Credit Company LLC:
3.875%, 1-15-15	500	523
7.000%, 4-15-15	1,500	1,680
Penske Truck Leasing Co., L.P. and PTL Finance Corp.,
2.500%, 7-11-14 (B)	750	756
USAA Capital Corporation,
1.050%, 9-30-14 (B)	500	503

		4,912

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc.,
6.600%, 5-15-17	1,300	1,455

Distillers & Vintners – 0.1%
Beam Inc.,
1.875%, 5-15-17	900	920

Diversified Banks – 0.8%
Bank of Montreal,
1.300%, 10-31-14 (B)	1,500	1,528
Bank of New York Mellon Corporation (The),
1.500%, 1-31-14	1,250	1,267
Barclays Bank plc,
2.375%, 1-13-14	600	610
U.S. Bancorp,
4.200%, 5-15-14	1,500	1,588
Wells Fargo & Company,
3.676%, 6-15-16 (C)	250	272

		5,265

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3-30-15	750	791

Diversified Chemicals – 0.2%
E.I. du Pont de Nemours and Company,
3.250%, 1-15-15	1,000	1,062

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	1,000	1,127

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5-18-15	2,000	2,127

Education Services – 0.2%
Yale University,
2.900%, 10-15-14	1,000	1,051

Environmental & Facilities Services – 0.1%
Republic Services, Inc.,
5.000%, 3-1-20	500	579

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4-15-16	500	534

Food Distributors – 0.1%
Campbell Soup Company,

2.500%, 8-2-22	400	400

General Merchandise Stores – 0.1%
Target Corporation,
1.125%, 7–18–14	500	506

Health Care Equipment – 0.1%
Stryker Corporation,
2.000%, 9–30–16	500	521

Health Care Services – 0.3%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,120

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8–15–16	750	773

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	375	444

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	254
Colgate–Palmolive Company,
1.250%, 5–1–14	250	254

		508

Hypermarkets & Super Centers – 0.1%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	927

Industrial Gases – 0.4%
Praxair, Inc.:
4.375%, 3–31–14	2,500	2,642
3.000%, 9–1–21	500	531

		3,173

Industrial Machinery – 0.4%
Eaton Corporation,
0.719%, 6–16–14 (C)	750	753
Illinois Tool Works Inc.,
5.150%, 4–1–14	2,500	2,674

		3,427

Integrated Oil & Gas – 0.2%
Cenovus Energy Inc.,
4.500%, 9–15–14	1,000	1,073

IT Consulting & Other Services – 0.7%
International Business Machines Corporation:
2.100%, 5–6–13	3,000	3,032
1.250%, 5–12–14	2,000	2,028

		5,060

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	500	523

Life & Health Insurance – 0.8%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (B)	1,000	1,015
5.125%, 6–10–14 (B)	1,500	1,609
2.500%, 9–29–15 (B)	1,500	1,561
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,101

		5,286

Managed Health Care – 0.1%
WellPoint, Inc.,
1.875%, 1–15–18	1,000	1,008

Movies & Entertainment – 0.2%
Viacom Inc.,
4.375%, 9–15–14	1,000	1,070

Multi-Utilities – 0.1%
Duke Energy Ohio, Inc.,
2.100%, 6–15–13	1,000	1,012

Office Electronics – 0.2%

Xerox Corporation,
4.250%, 2–15–15	1,000	1,062

Oil & Gas Equipment & Services – 0.4%
Schlumberger Investment S.A.,
1.250%, 8–1–17 (B)	500	500
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (B)	500	527
Transocean Inc.,
2.500%, 10–15–17	1,500	1,509

		2,536

Oil & Gas Exploration & Production – 0.4%
ConocoPhillips,
4.750%, 2–1–14	673	711
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,054
Southwestern Energy Company,
4.100%, 3–15–22 (B)	1,350	1,432

		3,197

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,180
3.450%, 3–1–16	2,000	2,133
3.150%, 7–5–16	750	793
7.900%, 4–29–49 (C)	1,000	1,136

		7,242

Packaged Foods & Meats – 0.7%
Kellogg Company,
4.450%, 5–30–16	1,000	1,118
Kraft Foods Inc.,
4.125%, 2–9–16	2,000	2,196
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,063

		4,377

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	1,200	1,199

Pharmaceuticals – 0.5%
Novartis Capital Corporation,
1.900%, 4–24–13	500	505
Roche Holdings Ltd,
5.000%, 3–1–14 (B)	1,906	2,021

		2,526

Railroads – 0.1%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	900	930

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	750	752

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	542

Retail Stores – 0.1%
Dollar General Corporation,
4.125%, 7–15–17	450	470
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (B)	400	452

		922

Semiconductors – 0.2%
Broadcom Corporation,
2.700%, 11–1–18	750	804
Texas Instruments Incorporated,
0.615%, 5–15–13 (C)	500	501

		1,305

Soft Drinks – 0.4%
PepsiCo, Inc.:
3.750%, 3–1–14	1,250	1,308
0.700%, 8–13–15	1,500	1,506

		2,814

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500	521

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	750	881

Wireless Telecommunication Service – 0.8%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	2,500	2,660
American Tower Corporation:
4.625%, 4–1–15	1,500	1,616
4.700%, 3–15–22	1,140	1,251

		5,527

TOTAL CORPORATE DEBT SECURITIES – 17.1%		$116,229
(Cost: $108,793)

OTHER GOVERNMENT SECURITIES
Israel – 0.2%
State of Israel,
4.000%, 6–30–22	1,250	1,328

Qatar – 0.2%
State of Qatar,
4.000%, 1–20–15 (B)	1,500	1,592

Supranational – 0.3%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	1,650	1,738

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$4,658
(Cost: $4,380)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.4%
National Archives Facility Trust,
8.500%, 9–1–19	2,245	2,818

Mortgage-Backed Obligations – 0.6%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	134	156
6.500%, 1–1–32	122	141
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	697	754
4.500%, 9–1–19	1,782	1,924
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	796	840
6.500%, 8–15–28	152	179

		3,994

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$6,812
(Cost: $5,944)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.7%
United States Treasury Bonds:
7.250%, 5–15–16	8,500	10,590
6.250%, 8–15–23	5,000	7,258
United States Treasury Notes:
4.250%, 11–15–14	10,000	10,843
4.250%, 8–15–15	15,000	16,684

		45,375

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.7%		$45,375
(Cost: $38,906)

SHORT-TERM SECURITIES
Commercial Paper – 1.0%
Freddie Mac Discount Notes,
0.130%, 12–18–12 (D)	3,000	2,999
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.180%, 10–4–12 (D)	4,000	4,000

		6,999

Master Note – 1.0%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (E)	6,535	6,535

TOTAL SHORT-TERM SECURITIES – 2.0%		$13,534
(Cost: $13,534)

TOTAL INVESTMENT SECURITIES – 99.0%		$673,206
(Cost: $511,941)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		6,668

NET ASSETS – 100.0%		$679,874

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$486,598	$—	$—
Corporate Debt Securities	—	116,229	—
Other Government Securities	—	4,658	—
United States Government Agency Obligations	—	6,812	—
United States Government Obligations	—	45,375	—
Short-Term Securities	—	13,534	—
Total	$486,598	$186,608	$—

There were no reoccurring transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $17,804 or 2.6% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(D)	Rate shown is the yield to maturity at September 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$511,941

Gross unrealized appreciation	161,576
Gross unrealized depreciation	(311)

Net unrealized appreciation	$161,265

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.3%
Honeywell International Inc.	534	$31,912
Precision Castparts Corp.	627	102,415

		134,327

Apparel, Accessories & Luxury Goods – 3.2%
Polo Ralph Lauren Corporation	297	44,855
Under Armour, Inc., Class A (A)	982	54,836

		99,691

Application Software – 1.4%
Intuit Inc.	757	44,578

Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc. (A)	345	39,479

Brewers – 3.0%
Anheuser-Busch InBev S.A., ADR (A)	1,098	94,311

Broadcasting – 5.2%
CBS Corporation, Class B	2,946	107,015
Discovery Holding Company, Class A (A)	957	57,072

		164,087

Cable & Satellite – 4.0%
Charter Communications, Inc., Class A (A)	458	34,412
Time Warner Cable Inc.	952	90,459

		124,871

Computer Hardware – 6.4%
Apple Inc. (A)	301	200,846

Consumer Finance – 4.7%
Capital One Financial Corporation	2,550	145,347

Data Processing & Outsourced Services – 2.5%
MasterCard Incorporated, Class A	170	76,616

Department Stores – 0.3%
J. C. Penney Company, Inc.	356	8,657

Distillers & Vintners – 1.5%
Beam Inc.	788	45,365

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	1,180	34,184

Fertilizers & Agricultural Chemicals – 2.7%
Monsanto Company	911	82,956

Food Retail – 1.3%
Whole Foods Market, Inc.	429	41,814

General Merchandise Stores – 1.9%
Target Corporation	915	58,081

Health Care Equipment – 1.5%
Covidien plc	778	46,205

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	1,013	61,149

Household Products – 0.8%
Church & Dwight Co., Inc.	485	26,191

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	431	43,164

Industrial Conglomerates – 3.5%
General Electric Company	4,735	107,523

Industrial Machinery – 3.7%
Pall Corporation	1,549	98,353
Pentair, Inc.	372	16,544

		114,897

Integrated Telecommunication Services – 2.4%
AT&T Inc.	1,958	73,828

Internet Retail – 2.6%
Amazon.com, Inc. (A)	315	80,035

Internet Software & Services – 1.6%
Google Inc., Class A (A)	65	48,665

Leisure Products – 0.8%
Polaris Industries Inc.	313	25,320

Motorcycle Manufacturers – 3.0%
Harley-Davidson, Inc.	2,219	94,033

Movies & Entertainment – 1.7%
News Corporation Limited, Class B	2,137	52,990

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	407	32,589
Schlumberger Limited	669	48,379

		80,968

Oil & Gas Exploration & Production – 2.6%
ConocoPhillips	541	30,943
Noble Energy, Inc.	543	50,341

		81,284

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	930	43,107

Other Diversified Financial Services – 2.9%
JPMorgan Chase & Co.	2,221	89,918

Packaged Foods & Meats – 2.2%
Mead Johnson Nutrition Company	923	67,601

Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	929	57,200

Pharmaceuticals – 3.9%
Allergan, Inc.	421	38,542
Pfizer Inc.	3,371	83,769

		122,311

Railroads – 4.6%
Kansas City Southern	613	46,453
Union Pacific Corporation	811	96,229

		142,682

Semiconductors – 2.8%
Altera Corporation	1,658	56,347
Microchip Technology Incorporated	948	31,022

		87,369

Specialty Chemicals – 1.3%
Sherwin-Williams Company (The)	271	40,414

Tobacco – 3.2%
Philip Morris International Inc.	1,086	97,634

TOTAL COMMON STOCKS – 99.1%		$3,079,698
(Cost: $2,221,778)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.8%
E.I. du Pont de Nemours and Company,
0.140%, 11-15-12 (B)	$10,000	9,998
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 10-18-12 (B)	4,000	4,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.140%, 11-6-12 (B)	10,000	9,999
Wisconsin Electric Power Co.,
0.200%, 10-1-12 (B)	3,533	3,533

		27,530

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (C)	1,684	1,684

TOTAL SHORT-TERM SECURITIES – 0.9%		$29,214
(Cost: $29,214)

TOTAL INVESTMENT SECURITIES – 100.0%		$3,108,912
(Cost: $2,250,992)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(530)

NET ASSETS – 100.0%		$3,108,382

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$768,914	$—	$—
Consumer Staples	473,280	—	—
Energy	205,359	—	—
Financials	235,265	—	—
Health Care	207,995	—	—
Industrials	499,429	—	—
Information Technology	458,074	—	—
Materials	157,554	—	—
Telecommunication Services	73,828	—	—
Total Common Stocks	$3,079,698	$—	$—
Short-Term Securities	—	29,214	—
Total	$3,079,698	$29,214	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,250,992

Gross unrealized appreciation	871,012
Gross unrealized depreciation	(13,092)

Net unrealized appreciation	$857,920

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.8%
Boeing Company (The)	239	$16,618
Honeywell International Inc.	197	11,780

		28,398

Apparel, Accessories & Luxury Goods – 0.5%
V.F. Corporation	25	3,912

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	203	17,401

Broadcasting – 0.6%
CBS Corporation, Class B	131	4,776

Casinos & Gaming – 2.1%
Las Vegas Sands, Inc.	165	7,646
Wynn Resorts, Limited	70	8,041

		15,687

Computer Hardware – 3.8%
Apple Inc. (A)	43	28,692

Construction & Farm Machinery & Heavy Trucks – 3.5%
Caterpillar Inc.	85	7,309
Cummins Inc.	23	2,121
Deere & Company	199	16,395

		25,825

Consumer Finance – 1.7%
Capital One Financial Corporation	222	12,676

Data Processing & Outsourced Services – 3.3%
Paychex, Inc.	218	7,251
Visa Inc., Class A	128	17,241

		24,492

Department Stores – 0.5%
Macy’s Inc.	97	3,643

Distillers & Vintners – 2.1%
Diageo plc, ADR	138	15,500

Diversified Banks – 2.0%
Wells Fargo & Company	435	15,031

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	245	7,095

Diversified Metals & Mining – 1.9%
Freeport-McMoRan Copper & Gold Inc., Class B	178	7,027
Rio Tinto plc, ADR	160	7,461

		14,488

Fertilizers & Agricultural Chemicals – 2.4%
Monsanto Company	83	7,559
Mosaic Company (A)	185	10,647

		18,206

General Merchandise Stores – 1.1%
Target Corporation	128	8,096

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	327	19,753

Homebuilding – 3.1%
D.R. Horton, Inc.	671	13,855
M.D.C. Holdings, Inc.	223	8,605

		22,460

Household Products – 1.3%
Colgate-Palmolive Company	93	10,014

Industrial Conglomerates – 2.6%
General Electric Company	844	19,162

Industrial Machinery – 0.5%
Pall Corporation	60	3,778

Integrated Oil & Gas – 3.5%
Chevron Corporation	33	3,823
Exxon Mobil Corporation	204	18,651
Royal Dutch Petroleum Company, New York Shares	54	3,769

		26,243

Integrated Telecommunication Services – 2.1%
AT&T Inc.	406	15,310

Investment Banking & Brokerage – 2.5%
Goldman Sachs Group, Inc. (The)	166	18,814

Mortgage REITs – 1.5%
American Capital Agency Corp.	328	11,335

Multi-Utilities – 1.0%
PG&E Corporation	175	7,486

Oil & Gas Drilling – 2.5%
Seadrill Limited	477	18,688

Oil & Gas Equipment & Services – 7.0%
Halliburton Company	228	7,691
National Oilwell Varco, Inc.	227	18,166
Schlumberger Limited	369	26,666

		52,523

Oil & Gas Storage & Transportation – 1.2%
MarkWest Energy Partners, L.P.	159	8,639

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	698	28,239

Pharmaceuticals – 8.5%
Bristol-Myers Squibb Company	259	8,748
Eli Lilly & Co	80	3,790
GlaxoSmithKline plc, ADR	198	9,144
Johnson & Johnson	211	14,554
Merck & Co., Inc.	187	8,454
Pfizer Inc.	755	18,768

		63,458

Property & Casualty Insurance – 1.2%
ACE Limited	117	8,875

Railroads – 4.6%
Kansas City Southern	142	10,772
Union Pacific Corporation	202	24,024

		34,796

Restaurants – 2.9%
McDonald’s Corporation	163	14,956
Starbucks Corporation	132	6,691

		21,647

Semiconductors – 4.0%
Intel Corporation	187	4,245
Microchip Technology Incorporated	780	25,544

		29,789

Soft Drinks – 1.0%
Coca-Cola Company (The)	197	7,465

Specialized Finance – 1.0%
CME Group Inc.	126	7,205

Tobacco – 6.2%
Altria Group, Inc.	458	15,299
Philip Morris International Inc.	343	30,877

		46,176

TOTAL COMMON STOCKS – 97.2%		$725,773
(Cost: $542,607)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.5%
Becton Dickinson & Co.,
0.220%, 10-17-12 (B)	$4,000	4,000
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.),
0.310%, 10-11-12 (B)	5,000	4,999
McCormick & Co. Inc.,
0.210%, 10-1-12 (B)	2,128	2,128

		11,127

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (C)	4,097	4,097

Municipal Obligations – Taxable – 0.9%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.190%, 10-1-12 (C)	580	580
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.180%, 10-1-12 (C)	5,545	5,545

		6,125

TOTAL SHORT-TERM SECURITIES – 2.9%		$21,349
(Cost: $21,349)

TOTAL INVESTMENT SECURITIES – 100.1%		$747,122
(Cost: $563,956)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(715)

NET ASSETS – 100.0%		$746,407

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$725,773	$—	$—
Short-Term Securities	—	21,349	—
Total	$725,773	$21,349	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$563,956

Gross unrealized appreciation	188,905
Gross unrealized depreciation	(5,739)

Net unrealized appreciation	$183,166

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 0.7%
BorgWarner Inc. (A)	21	$1,434

Coal & Consumable Fuels – 1.8%
Cameco Corporation	97	1,878
Peabody Energy Corporation	86	1,912

		3,790

Construction & Engineering – 2.6%
Fluor Corporation	93	5,220

Construction & Farm Machinery & Heavy Trucks – 0.7%
Cummins Inc.	17	1,521

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	45	3,118

Integrated Oil & Gas – 8.5%
Chevron Corporation	9	1,061
Exxon Mobil Corporation	84	7,659
Occidental Petroleum Corporation	71	6,084
Suncor Energy Inc.	82	2,707

		17,511

Oil & Gas Drilling – 7.5%
Ensco plc (A)	36	1,972
Helmerich & Payne, Inc.	93	4,445
Nabors Industries Ltd. (A)	163	2,281
Seadrill Limited	93	3,648
Transocean Inc.	71	3,171

		15,517

Oil & Gas Equipment & Services – 31.7%
Basic Energy Services, Inc. (A)	184	2,063
Cameron International Corporation (A)	133	7,480
Core Laboratories N.V.	57	6,937
Dresser-Rand Group Inc. (A)	71	3,918
Dril-Quip, Inc. (A)	56	4,018
FMC Technologies, Inc. (A)	108	4,989
Forum Energy Technologies, Inc. (A)	159	3,873
Halliburton Company	159	5,372
National Oilwell Varco, Inc.	142	11,351
Schlumberger Limited	122	8,792
Superior Energy Services, Inc. (A)	135	2,765
Tenaris S.A., ADR	40	1,623
Weatherford International Ltd. (A)	161	2,045

		65,226

Oil & Gas Exploration & Production – 27.4%
Anadarko Petroleum Corporation	98	6,852
Apache Corporation	23	1,993
Cabot Oil & Gas Corporation	115	5,141
CNOOC Limited, ADR	13	2,635
Cobalt International Energy, Inc. (A)	103	2,285
Concho Resources Inc. (A)	22	2,051
Continental Resources, Inc. (A)	114	8,795
EOG Resources, Inc.	57	6,336
Laredo Petroleum Holdings, Inc. (A)	48	1,056
Noble Energy, Inc.	68	6,295
Oasis Petroleum LLC (A)	68	1,998
Pioneer Natural Resources Company	22	2,328
Plains Exploration and Production Company (A)	50	1,862
Southwestern Energy Company (A)	191	6,645

		56,272

Oil & Gas Refining & Marketing – 1.8%
Clean Energy Fuels Corp. (A)	106	1,391
Marathon Petroleum Corporation	41	2,238

		3,629

Oil & Gas Storage & Transportation – 12.5%
El Paso Pipeline Partners, L.P.	95	3,549
Enbridge Inc.	150	5,859
Kinder Morgan Management, LLC (A)	34	2,624
Kinder Morgan, Inc.	108	3,845
MarkWest Energy Partners, L.P.	44	2,411
Regency Energy Partners LP	88	2,053
Targa Resources Corp.	46	2,311
Williams Companies, Inc. (The)	85	2,974

		25,626

TOTAL COMMON STOCKS – 96.7%		$198,864
(Cost: $143,115)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.3%
Diageo Capital plc (GTD by Diageo plc),
0.300%, 10-1-12 (B)	$2,884	2,884
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.160%, 12-7-12 (B)	2,000	1,999

		4,883

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corporation (GTD by United States Government),
0.170%, 10-3-12 (C)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 3.3%		$6,883
(Cost: $6,883)

TOTAL INVESTMENT SECURITIES – 100.0%		$205,747
(Cost: $149,998)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(88)

NET ASSETS – 100.0%		$205,659

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$198,864	$—	$—
Short-Term Securities	—	6,883	—
Total	$198,864	$6,883	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$149,998

Gross unrealized appreciation	62,172
Gross unrealized depreciation	(6,423)

Net unrealized appreciation	$55,749

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 0.8%
Arcos Dorados Holdings, Inc.	247	$3,805

Australia – 5.9%
Coca-Cola Amatil Limited	474	6,663
David Jones Limited	2,064	5,374
Orica Limited	219	5,652
Telstra Corporation Limited	2,906	11,817

		29,506

Canada – 1.0%
Canadian Natural Resources Limited	160	4,930

China – 2.6%
Sands China Ltd.	742	2,772
SINA Corporation (A)	60	3,848
Tingyi Holding Corp.	2,148	6,469

		13,089

France – 13.0%
Cap Gemini S.A.	167	7,073
Compagnie Generale des Etablissements Michelin, Class B	84	6,577
Danone	78	4,816
European Aeronautic Defence and Space Company EADS N.V.	72	2,295
Eutelsat Communications	79	2,537
LVMH Moet Hennessy – Louis Vuitton	46	6,979
Pinault-Printemps-Redoute S.A.	31	4,753
Safran	273	9,806
Sanofi-Aventis	105	8,992
Vinci	247	10,531

		64,359

Germany – 10.9%
adidas AG	67	5,468
Bayer AG	157	13,518
Fresenius SE & Co. KGaA (A)	129	15,028
Fresenius SE & Co. KGaA (A)(B)	16	1,830
Linde AG	59	10,160
MTU Aero Engines Holding AG	105	8,348

		54,352

Hong Kong – 3.3%
Galaxy Entertainment Group Limited (A)(B)	2,496	8,369
Yue Yuen Industrial (Holdings) Limited	2,465	8,297

		16,666

India – 3.4%
Housing Development Finance Corporation Limited (A)(B)	567	8,323
State Bank of India	208	8,836

		17,159

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	177	7,342

Italy – 1.8%
Saipem S.p.A.	189	9,098

Japan – 9.1%
Canon Inc.	120	3,849
JGC Corporation	277	9,246
KONAMI Corporation	163	3,713

Mitsubishi Corporation	382	6,937
Mitsubishi Electric Corporation	546	4,030
Mitsui & Co., Ltd.	257	3,616
NEXON Co., Ltd. (A)(B)	256	3,521
Nissin Kogyo Co., Ltd.	402	5,270
ORIX Corporation	53	5,325

		45,507

Luxembourg – 1.9%
Tenaris S.A.	473	9,648

Netherlands – 1.3%
ASML Holding N.V., Ordinary Shares	123	6,553

Norway – 1.8%
Seadrill Limited	233	9,115

Sweden – 2.6%
AB Volvo, Class B (A)	566	7,942
Telefonaktiebolaget LM Ericsson, B Shares	565	5,145

		13,087

Switzerland – 3.4%
Credit Suisse Group AG, Registered Shares	234	4,956
Novartis AG, Registered Shares	126	7,700
Swatch Group Ltd (The), Bearer Shares	11	4,328

		16,984

United Kingdom – 13.6%
ARM Holdings plc, ADR	134	3,745
AstraZeneca plc	206	9,815
British American Tobacco plc	157	8,070
Capita Group plc (The)	234	2,932
Diageo plc	531	14,908
Experian plc	488	8,111
GlaxoSmithKline plc	457	10,540
Petrofac Limited	90	2,308
Prudential plc	514	6,647

		67,076

United States – 12.3%
Apple Inc. (A)	37	24,476
Cognizant Technology Solutions Corporation, Class A (A)	143	10,016
InBev NV	138	11,714
QUALCOMM Incorporated	130	8,143
Schlumberger Limited	85	6,173

		60,522

TOTAL COMMON STOCKS – 90.2%		$448,798
(Cost: $388,202)

PREFERRED STOCKS
Germany – 2.0%
Volkswagen AG, 2.260% (A)	55	9,991

TOTAL PREFERRED STOCKS – 2.0%		$9,991
(Cost: $10,413)

SHORT–TERM SECURITIES	Principal
Certificate Of Deposit – 1.0%
Banco del Estado de Chile,
0.260%, 10–1–12	$5,000	5,000

Commercial Paper – 3.1%
Diageo Capital plc (GTD by Diageo plc),
0.300%, 10–1–12 (C)	3,046	3,046

John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.150%, 10–15–12 (C)	6,000	6,000
L’Air Liquide S.A.,
0.160%, 10–12–12 (C)	6,000	5,999

		15,045

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (D)	2,587	2,587

Municipal Obligations – Taxable – 0.8%
NYC GO Bonds, Fiscal 2008 Series L-4,
0.190%, 10–1–12 (D)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 5.4%		$26,632
(Cost: $26,632)

TOTAL INVESTMENT SECURITIES – 97.6%		$485,421
(Cost: $425,247)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.4%		12,153

NET ASSETS – 100.0%		$497,574

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$64,529	$—	$—
Consumer Staples	52,639	—	—
Energy	41,273	—	—
Financials	34,087	—	—
Health Care	74,765	—	—
Industrials	73,794	—	—
Information Technology	80,082	—	—
Materials	15,812	—	—
Telecommunication Services	11,817	—	—

Total Common Stocks	$448,798	$—	$—
Preferred Stocks	9,991	—	—
Short-Term Securities	—	26,632	—
Total	$458,789	$26,632	$—
Forward Foreign Currency Contracts	$—	$1,254	$—
Liabilities
Swap Agreements	$—	$237	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	24,800	10-15-12	$114	$—
Sell	Japanese Yen	Goldman Sachs International	3,888,500	2-7-13	1,140	—
					$1,254	$—

The following total return swap agreements were outstanding at September 30, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$5,567	Ping An Insurance (Group) Company of China, Ltd.	10-22-12	USD LIBOR + 0.700%	$(237)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $22,043 or 4.4% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$425,247

Gross unrealized appreciation	83,672
Gross unrealized depreciation	(23,498)

Net unrealized appreciation	$60,174

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	596	$21,660

Apparel, Accessories & Luxury Goods – 4.4%
Burberry Group plc (A)	771	12,463
Michael Kors Holdings Limited (B)	348	18,517
Under Armour, Inc., Class A (B)	595	33,190

		64,170

Application Software – 4.0%
ANSYS, Inc. (B)	321	23,591
Solera Holdings, Inc.	495	21,729
Ultimate Software Group, Inc. (The) (B)	121	12,323

		57,643

Asset Management & Custody Banks – 3.0%
Northern Trust Corporation	749	34,784
Oaktree Capital Group, LLC	198	8,122

		42,906

Automotive Retail – 2.1%
CarMax, Inc. (B)	1,094	30,972

Brewers – 1.1%
Boston Beer Company, Inc. (The), Class A (B)	136	15,262

Broadcasting – 0.7%
Discovery Holding Company, Class A (B)	168	9,988

Building Products – 2.5%
Fortune Brands Home & Security, Inc. (B)(C)	1,362	36,796

Communications Equipment – 3.0%
Aruba Networks, Inc. (B)	872	19,605
F5 Networks, Inc. (B)	157	16,469
Riverbed Technology, Inc. (B)	307	7,132

		43,206

Construction Materials – 1.1%
Martin Marietta Materials, Inc.	182	15,107

Consumer Electronics – 2.5%
Harman International Industries, Incorporated	511	23,579
Skullcandy, Inc. (B)	893	12,273

		35,852

Data Processing & Outsourced Services – 4.3%
Fiserv, Inc. (B)	415	30,715
Vantiv, Inc., Class A (B)	1,508	32,495

		63,210

Department Stores – 1.4%
Nordstrom, Inc.	371	20,483

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	220	14,386

Distributors – 1.5%
LKQ Corporation (B)	1,204	22,281

Electrical Components & Equipment – 3.7%
Acuity Brands, Inc.	190	12,038
Polypore International, Inc. (B)	754	26,641
Roper Industries, Inc.	143	15,747

		54,426

Electronic Manufacturing Services – 2.0%
Trimble Navigation Limited (B)	616	29,363

Environmental & Facilities Services – 1.4%
Stericycle, Inc. (B)	221	20,023

Fertilizers & Agricultural Chemicals – 0.5%
Scotts Miracle-Gro Company (The)	169	7,355

Food Retail – 1.5%
Whole Foods Market, Inc.	222	21,633

Health Care Distributors – 2.1%
Henry Schein, Inc. (B)	379	30,020

Health Care Equipment – 7.0%
IDEXX Laboratories, Inc. (B)	149	14,800
Intuitive Surgical, Inc. (B)	28	14,076
St. Jude Medical, Inc.	431	18,166
Varian Medical Systems, Inc. (B)	567	34,172
Zimmer Holdings, Inc.	305	20,617

		101,831

Homefurnishing Retail – 0.3%
Williams-Sonoma, Inc.	84	3,689

Hotels, Resorts & Cruise Lines – 2.0%
Wyndham Worldwide Corporation	543	28,497

Household Products – 1.0%
Church & Dwight Co., Inc.	273	14,755

Industrial Gases – 0.5%
Airgas, Inc.	91	7,473

Industrial Machinery – 4.3%
IDEX Corporation	703	29,380
Pall Corporation	519	32,957

		62,337

Internet Software & Services – 1.2%
DealerTrack Holdings, Inc. (B)	369	10,276
Zillow, Inc. (B)	174	7,339

		17,615

Investment Banking & Brokerage – 1.6%
Greenhill & Co., Inc.	446	23,055

IT Consulting & Other Services – 2.0%
Teradata Corporation (B)	385	29,040

Life Sciences Tools & Services – 2.3%
Agilent Technologies, Inc.	377	14,496
Mettler-Toledo International Inc. (B)	109	18,593

		33,089

Oil & Gas Drilling – 1.0%
Patterson-UTI Energy, Inc.	930	14,723

Oil & Gas Equipment & Services – 3.0%
Dresser-Rand Group Inc. (B)	460	25,323
Dril-Quip, Inc. (B)	250	17,984

		43,307

Oil & Gas Exploration & Production – 3.5%
Cabot Oil & Gas Corporation	505	22,683
Continental Resources, Inc. (B)	300	23,033
Ultra Petroleum Corp. (B)	262	5,763

		51,479

Packaged Foods & Meats – 1.5%
Mead Johnson Nutrition Company	315	23,112

Real Estate Services – 1.5%
CB Richard Ellis Group, Inc. (B)	1,220	22,468

Regional Banks – 5.5%
First Republic Bank	990	34,119
Signature Bank (B)	509	34,136
UMB Financial Corporation	227	11,050

		79,305

Restaurants – 1.4%
Dunkin’ Brands Group, Inc.	685	19,984

Semiconductor Equipment – 1.4%
Lam Research Corporation (B)	630	20,028

Semiconductors – 4.7%
ARM Holdings plc, ADR	682	19,085
Cavium Inc. (B)	454	15,118
Microchip Technology Incorporated	1,065	34,869

		69,072

Specialty Stores – 3.6%
PetSmart, Inc.	323	22,301
Ulta Salon, Cosmetics & Fragrance, Inc.	317	30,557

		52,858

Systems Software – 1.3%
Red Hat, Inc. (B)	144	8,216
ServiceNow, Inc. (B)	265	10,266

		18,482

Trading Companies & Distributors – 2.2%
Fastenal Company	735	31,602

TOTAL COMMON STOCKS – 98.1%		$1,424,543
(Cost: $1,098,509)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.3%
Banco del Estado de Chile,
0.260%, 10-1-12	$5,000	5,000

Commercial Paper – 1.4%
General Mills, Inc.,
0.290%, 11-13-12 (D)	3,852	3,851
Hewlett-Packard Company,
0.400%, 10-5-12 (D)	10,000	9,999
United Technologies Corporation,
0.110%, 10-22-12 (D)	5,000	5,000

		18,850

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (E)	359	359

TOTAL SHORT-TERM SECURITIES – 1.7%		$24,209
(Cost: $24,209)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,448,752
(Cost: $1,122,718)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		2,797

NET ASSETS – 100.0%		$1,451,549

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,424,543	$—	$—
Short-Term Securities	—	24,209	—
Total	$1,424,543	$24,209	$—
Liabilities
Written Options	$—	$1,115	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Fortune Brands Home & Security, Inc.	Citibank, N.A.	Call	3,581	October 2012	$24.00	$862	$(1,115)

(A) Listed on an exchange outside the United States.

(B) No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D) Rate shown is the yield to maturity at September 30, 2012.

(E) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,122,718

Gross unrealized appreciation	352,333
Gross unrealized depreciation	(26,299)

Net unrealized appreciation	$326,034

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.7%
Darling International Inc. (A)	904	$16,527

Application Software – 13.9%
ACI Worldwide, Inc. (A)(B)	2,690	113,661
Aspen Technology, Inc. (A)(B)	7,987	206,460
Nuance Communications, Inc. (A)	613	15,245

		335,366

Biotechnology – 4.5%
Ironwood Pharmaceuticals, Inc., Class A (A)	877	11,213
Isis Pharmaceuticals, Inc. (A)	1,442	20,285
Vertex Pharmaceuticals Incorporated (A)	1,399	78,280

		109,778

Communications Equipment – 0.4%
Riverbed Technology, Inc. (A)	414	9,631

Computer Hardware – 7.8%
Apple Inc. (A)(C)	283	188,968

Construction & Engineering – 0.8%
Abengoa, S.A. (D)	570	9,990
Aegion Corporation (A)	549	10,513

		20,503

Consumer Finance – 0.8%
NetSpend Holdings, Inc. (A)	1,853	18,213

Data Processing & Outsourced Services – 12.7%
Alliance Data Systems Corporation (A)	1,268	179,957
Euronet Worldwide, Inc. (A)(B)	2,678	50,311
Vantiv, Inc., Class A (A)	1,185	25,528
VeriFone Holdings, Inc. (A)	1,106	30,797
WNS (Holdings) Limited, ADR (A)	2,001	20,492

		307,085

Electronic Components – 2.0%
Power-One, Inc. (A)(B)	6,152	34,450
Universal Display Corporation (A)(E)	373	12,817

		47,267

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company (E)	320	29,081

Health Care Equipment – 0.8%
Boston Scientific Corporation (A)	3,191	18,315

Health Care Facilities – 3.2%
Tenet Healthcare Corporation (A)	12,332	77,324

Health Care Services – 0.6%
Fleury S.A. (D)	331	3,916
Fleury S.A. (D)(F)	948	11,215

		15,131

Health Care Technology – 1.9%
Cerner Corporation (A)	605	46,802

Industrial Machinery – 5.4%
ESCO Technologies Inc. (B)	1,873	72,763
Pentair, Inc.	1,229	54,694

		127,457

Integrated Telecommunication Services – 2.3%
CenturyLink, Inc.	424	17,134
China Unicom Limited (D)	13,968	22,913
Windstream Corporation	1,550	15,675

		55,722

Internet Software & Services – 5.6%
21Vianet Group, Inc., ADR (A)	1,127	13,025
Google Inc., Class A (A)	127	95,670
SINA Corporation (A)(E)	413	26,687

		135,382

IT Consulting & Other Services – 4.3%
Acxiom Corporation (A)(B)	4,150	75,817
iGate Corporation (A)	1,497	27,208

		103,025

Managed Health Care – 4.4%
Amil Participacoes S.A. (D)	2,413	28,869
UnitedHealth Group Incorporated	1,174	65,040
WellPoint, Inc.	211	12,217

		106,126

Movies & Entertainment – 0.5%
News Corporation Limited, Class A (A)	503	12,343

Oil & Gas Equipment & Services – 0.5%
Forum Energy Technologies, Inc. (A)	494	12,021

Research & Consulting Services – 1.2%
Qualicorp S.A. (A)(D)	346	3,324
Qualicorp S.A. (A)(D)(F)	2,761	26,562

		29,886

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	1,037	14,315
Photronics, Inc. (A)(B)	3,058	16,420

		30,735

Semiconductors – 14.0%
CEVA, Inc. (A)	112	1,616
Cree, Inc. (A)	3,219	82,189
Micron Technology, Inc. (A)	14,688	87,911
Samsung Electronics Co., Ltd. (D)	105	127,283
Spansion Inc. (A)	1,028	12,248
Spreadtrum Communications, Inc., ADR	1,489	30,616

		341,863

Systems Software – 1.1%
Allot Communications Ltd. (A)	1,035	27,451

Wireless Telecommunication Service – 2.4%
Sprint Nextel Corporation (A)	10,494	57,928

TOTAL COMMON STOCKS – 94.3%		$2,279,930
(Cost: $1,589,722)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
Monsanto Company,
Put $77.50, Expires 10-20-12, OTC (Ctrpty: Barclays Bank plc)	3,195	27

TOTAL PURCHASED OPTIONS – 0.0%		$27
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.3%
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5-15-16 (F)	$15,690	6,119

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$6,119
(Cost: $15,398)

SHORT-TERM SECURITIES
Commercial Paper – 4.7%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.140%, 10-18-12 (G)	10,000	9,998
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.180%, 10-2-12 (G)	10,000	9,999
CVS Caremark Corporation,
0.330%, 10-1-12 (G)	4,000	4,000
Danaher Corporation,
0.160%, 10-15-12 (G)	6,000	6,000
Diageo Capital plc (GTD by Diageo plc),
0.300%, 10-1-12 (G)	2,122	2,122
E.I. du Pont de Nemours and Company,
0.140%, 11-15-12 (G)	10,000	9,998
Freddie Mac Discount Notes,
0.130%, 12-18-12 (G)	3,000	2,999
General Mills, Inc.,
0.270%, 10-19-12 (G)	8,000	7,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 10-18-12 (G)	3,000	3,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.290%, 10-24-12 (G)	5,000	4,999
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.180%, 10-4-12 (G)	4,000	4,000
Medtronic, Inc.,
0.130%, 10-26-12 (G)	6,000	5,999
Novartis Finance Corp.,
0.110%, 10-2-12 (G)	5,000	5,000
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.160%, 11-13-12 (G)	3,300	3,300
Total Capital Canada Ltd. (GTD by Total S.A.),
0.140%, 11-6-12 (G)	10,000	9,999
United Technologies Corporation,
0.110%, 10-22-12 (G)	5,000	5,000
Wal-Mart Stores, Inc.,
0.090%, 10-12-12 (G)	5,000	5,000
Walt Disney Company (The),
0.120%, 11-8-12 (G)	10,000	9,999
Wisconsin Electric Power Co.,
0.190%, 10-3-12 (G)	5,000	5,000

		114,411

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (H)	1,269	1,269

Treasury Bills – 0.7%
United States Treasury Bills:
0.140%, 11-1-12	10,000	9,999
0.150%, 1-3-13	7,500	7,497

		17,496

TOTAL SHORT-TERM SECURITIES – 5.5%		$133,176
(Cost: $133,176)

TOTAL INVESTMENT SECURITIES – 100.1%		$2,419,252
(Cost: $1,738,704)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)	(3,218)

NET ASSETS – 100.0%	$2,416,034

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$12,344	$—	$—
Consumer Staples	16,527	—	—
Energy	12,021	—	—
Financials	18,213	—	—
Health Care	373,475	—	—
Industrials	177,846	—	—
Information Technology	1,526,773	—	—
Materials	29,081	—	—
Telecommunication Services	113,650	—	—
Total Common Stocks	$2,279,930	$—	$—
Purchased Options	—	27	—
Corporate Debt Securities	—	6,119	—
Short-Term Securities	—	133,176	—
Total	$2,279,930	$139,322	$—
Liabilities
Written Options	$239	$1,469	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Call	1,065	October 2012	$725.00	$778	$(239)
Monsanto Company	Barclays Bank plc	Call	3,195	October 2012	95.00	369	(228)
SINA Corporation	Barclays Bank plc	Call	1,560	October 2012	57.50	610	(1,225)
Universal Display Corporation	Morgan Stanley & Co., Inc.	Call	2,055	October 2012	44.00	348	(16)

						$2,105	$(1,708)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Listed on an exchange outside the United States.

(E)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $43,896 or 1.8% of net assets.

(G)	Rate shown is the yield to maturity at September 30, 2012.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,738,704

Gross unrealized appreciation	752,332
Gross unrealized depreciation	(71,784)

Net unrealized appreciation	$680,548

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.4%
Acquity Group Ltd, ADR (A)	329	$3,222

Air Freight & Logistics – 1.6%
Hub Group, Inc. (A)	401	11,914

Apparel Retail – 2.3%
Tilly’s, Class A (A)	156	2,856
Zumiez Inc. (A)	505	14,013

		16,869

Apparel, Accessories & Luxury Goods – 2.6%
Quiksilver, Inc. (A)	1,001	3,325
Under Armour, Inc., Class A (A)	283	15,788

		19,113

Application Software – 10.3%
ACI Worldwide, Inc. (A)	420	17,749
Qlik Technologies Inc. (A)	530	11,866
SS&C Technologies Holdings, Inc. (A)	308	7,760
Synchronoss Technologies, Inc. (A)	352	8,070
Tyler Technologies, Inc. (A)	102	4,477
Ultimate Software Group, Inc. (The) (A)	251	25,658

		75,580

Asset Management & Custody Banks – 4.0%
Affiliated Managers Group, Inc. (A)	178	21,931
Safeguard Scientifics, Inc. (A)	445	6,979

		28,910

Automotive Retail – 0.3%
Lithia Motors, Inc.	56	1,869

Biotechnology – 3.3%
Cepheid (A)	239	8,258
Incyte Corporation (A)	735	13,273
Ironwood Pharmaceuticals, Inc., Class A (A)	218	2,782

		24,313

Brewers – 0.7%
Boston Beer Company, Inc. (The), Class A (A)	46	5,117

Communications Equipment – 3.9%
Aruba Networks, Inc. (A)	635	14,267
Finisar Corporation (A)	536	7,659
JDS Uniphase Corporation (A)	194	2,406
Procera Networks, Inc. (A)	160	3,758

		28,090

Construction & Farm Machinery & Heavy Trucks – 3.0%
Westinghouse Air Brake Technologies Corporation	268	21,499

Consumer Finance – 1.9%
First Cash Financial Services, Inc. (A)	300	13,785

Data Processing & Outsourced Services – 2.1%
Jack Henry & Associates, Inc.	393	14,910

Distributors – 1.3%
Pool Corporation	220	9,143

Diversified Support Services – 2.9%
Portfolio Recovery Associates, Inc. (A)	200	20,838

Electrical Components & Equipment – 0.7%
II-VI Incorporated (A)	250	4,755

Electronic Equipment & Instruments – 2.8%
OSI Systems, Inc. (A)	258	20,067

Electronic Manufacturing Services – 1.6%
IPG Photonics Corporation (A)	199	11,380

Environmental & Facilities Services – 3.4%
Team, Inc. (A)	341	10,848
Waste Connections, Inc.	479	14,481

		25,329

Fertilizers & Agricultural Chemicals – 0.3%
American Vanguard Corporation	55	1,904

Food Distributors – 2.6%
United Natural Foods, Inc. (A)	323	18,850

Health Care Equipment – 5.7%
DexCom, Inc. (A)	577	8,674
Heartware International, Inc. (A)	70	6,624
Thoratec Corporation (A)	125	4,315
Volcano Corporation (A)	792	22,630

		42,243

Health Care Facilities – 2.7%
Community Health Systems, Inc. (A)	330	9,602
LifePoint Hospitals, Inc. (A)	227	9,702

		19,304

Health Care Supplies – 1.1%
Endologix, Inc. (A)	557	7,703

Health Care Technology – 1.3%
athenahealth, Inc. (A)	100	9,195

Human Resource & Employment Services – 0.9%
Kforce Inc. (A)	549	6,475

Internet Software & Services – 1.0%
Demandware, Inc. (A)	95	3,019
ExactTarget, Inc. (A)	162	3,927
Trulia, Inc. (A)	29	621

		7,567

Leisure Facilities – 2.2%
Vail Resorts, Inc.	281	16,223

Office Services & Supplies – 0.7%
United Stationers Inc.	192	4,993

Oil & Gas Equipment & Services – 1.4%
Dril-Quip, Inc. (A)	133	9,561
Forum Energy Technologies, Inc. (A)	29	713

		10,274

Oil & Gas Exploration & Production – 3.5%
Bonanza Creek Energy, Inc. (A)	137	3,228
Gulfport Energy Corporation (A)	216	6,765
Laredo Petroleum Holdings, Inc. (A)	145	3,187
Oasis Petroleum LLC (A)	195	5,755
Rosetta Resources Inc. (A)	126	6,040

		24,975

Regional Banks – 8.3%
Bank of the Ozarks, Inc.	355	12,230
Signature Bank (A)	234	15,697
SVB Financial Group (A)	411	24,854
UMB Financial Corporation	158	7,691

		60,472

Research & Consulting Services – 0.1%
CoStar Group, Inc. (A)	6	473

Restaurants – 3.1%
Panera Bread Company, Class A (A)	130	22,215

Semiconductors – 3.7%
Cavium Inc. (A)	219	7,283
Power Integrations, Inc.	187	5,690
Semtech Corporation (A)	540	13,570

		26,543

Specialized REITs – 0.9%
Strategic Hotels & Resorts, Inc. (A)	1,062	6,381

Systems Software – 4.5%
Eloqua, Inc. (A)	79	1,560
MICROS Systems, Inc. (A)	334	16,416
NetSuite Inc. (A)	242	15,465

		33,441

Trading Companies & Distributors – 3.2%
Beacon Roofing Supply, Inc. (A)	231	6,572
Rush Enterprises, Inc. (A)	55	1,065
Watsco, Inc.	213	16,174

		23,811

Trucking – 2.1%
Landstar System, Inc.	322	15,219

TOTAL COMMON STOCKS – 98.4%		$714,964
(Cost: $523,792)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.120%, 10-18-12 (B)	$5,000	5,000

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (C)	3,262	3,262

TOTAL SHORT-TERM SECURITIES – 1.1%		$8,262
(Cost: $8,262)

TOTAL INVESTMENT SECURITIES – 99.5%		$723,226
(Cost: $532,054)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		3,375

NET ASSETS – 100.0%		$726,601

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$714,964	$—	$—
Short-Term Securities	—	8,262	—
Total	$714,964	$8,262	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$532,054

Gross unrealized appreciation	210,109
Gross unrealized depreciation	(18,937)

Net unrealized appreciation	$191,172

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.1%
Boeing Company (The)	64	$4,456
Precision Castparts Corp.	41	6,729

		11,185

Apparel, Accessories & Luxury Goods – 1.4%
Under Armour, Inc., Class A (A)	55	3,082

Application Software – 2.0%
Intuit Inc.	76	4,463

Asset Management & Custody Banks – 2.0%
T. Rowe Price Group, Inc.	68	4,304

Auto Parts & Equipment – 1.5%
BorgWarner Inc. (A)	47	3,221

Automotive Retail – 1.4%
AutoZone, Inc. (A)	8	3,105

Broadcasting – 4.2%
CBS Corporation, Class B	165	5,994
Discovery Holding Company, Class A (A)	49	2,922

		8,916

Casinos & Gaming – 3.8%
Las Vegas Sands, Inc.	134	6,200
Wynn Resorts, Limited	18	2,055

		8,255

Communications Equipment – 2.1%
QUALCOMM Incorporated	72	4,484

Computer Hardware – 10.3%
Apple Inc. (A)	34	22,519

Consumer Finance – 1.8%
American Express Company	70	3,992

Data Processing & Outsourced Services – 6.5%
MasterCard Incorporated, Class A	18	8,127
Visa Inc., Class A	46	6,163

		14,290

Distillers & Vintners – 1.0%
Beam Inc.	38	2,181

Fertilizers & Agricultural Chemicals – 3.1%
Monsanto Company	73	6,672

Footwear – 2.3%
NIKE, Inc., Class B	53	5,049

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	32	1,837

Household Products – 1.0%
Colgate-Palmolive Company	21	2,264

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	30	3,029

Industrial Machinery – 2.3%
Pall Corporation	78	4,952

Internet Retail – 1.8%
Amazon.com, Inc. (A)	16	4,013

Internet Software & Services – 3.1%
Facebook, Inc., Class A (A)	31	671
Google Inc., Class A (A)	8	6,112

		6,783

IT Consulting & Other Services – 3.0%
Cognizant Technology Solutions Corporation, Class A (A)	94	6,545

Managed Health Care – 1.9%
UnitedHealth Group Incorporated	75	4,144

Movies & Entertainment – 1.8%
Walt Disney Company (The)	75	3,926

Oil & Gas Equipment & Services – 7.5%
Core Laboratories N.V.	18	2,150
Halliburton Company	83	2,806
National Oilwell Varco, Inc.	68	5,464
Schlumberger Limited	83	6,018

		16,438

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	29	2,132

Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	64	3,928

Pharmaceuticals – 1.4%
Allergan, Inc.	33	3,050

Railroads – 1.5%
Kansas City Southern	45	3,380

Restaurants – 4.0%
Starbucks Corporation	131	6,623
YUM! Brands, Inc.	32	2,150

		8,773

Semiconductor Equipment – 1.6%
ASML Holding N.V., NY Registry Shares	25	1,358
Lam Research Corporation (A)	68	2,152

		3,510

Semiconductors – 2.4%
Altera Corporation	83	2,817
Broadcom Corporation, Class A	68	2,356

		5,173

Soft Drinks – 2.3%
Coca-Cola Company (The)	87	3,291
PepsiCo, Inc.	24	1,717

		5,008

Systems Software – 2.4%
Oracle Corporation	108	3,389
VMware, Inc., Class A (A)	20	1,944

		5,333

Tobacco – 2.9%
Philip Morris International Inc.	71	6,396

TOTAL COMMON STOCKS – 94.4%		$206,332
(Cost: $153,740)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.1%
Diageo Capital plc (GTD by Diageo plc), 0.300%, 10-1-12 (B)	$3,051	3,051
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.150%, 10-15-12 (B)	3,000	3,000
PACCAR Financial Corp., 0.120%, 10-30-12 (B)	2,800	2,800

		8,851

Master Note – 1.5%
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (C)	3,311	3,311

TOTAL SHORT-TERM SECURITIES – 5.6%		$12,162
(Cost: $12,162)

TOTAL INVESTMENT SECURITIES – 100.0%		$218,494
(Cost: $165,902)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		83

NET ASSETS – 100.0%		$218,577

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$206,332	$—	$—
Short-Term Securities	—	12,162	—
Total	$206,332	$12,162	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$165,902

Gross unrealized appreciation	54,630
Gross unrealized depreciation	(2,038)

Net unrealized appreciation	$52,592

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Biotechnology – 2.0%
Amgen Inc.	126	$10,582

Cable & Satellite – 3.2%
Time Warner Cable Inc.	173	16,398

Computer Hardware – 1.1%
Hewlett-Packard Company	336	5,729

Computer Storage & Peripherals – 0.3%
EMC Corporation (A)	50	1,369

Consumer Finance – 3.9%
Capital One Financial Corporation	353	20,147

Department Stores – 1.7%
Macy’s Inc.	232	8,743

Drug Retail – 2.7%
CVS Corporation	291	14,066

Electronic Manufacturing Services – 1.4%
TE Connectivity Ltd.	219	7,448

Fertilizers & Agricultural Chemicals – 1.0%
Mosaic Company (A)	88	5,093

General Merchandise Stores – 1.9%
Target Corporation	160	10,155

Health Care Distributors – 2.0%
McKesson Corporation (B)	123	10,547

Home Improvement Retail – 1.6%
Lowe’s Companies, Inc.	276	8,340

Industrial Machinery – 2.1%
Parker Hannifin Corporation	130	10,899

Integrated Telecommunication Services – 3.9%
AT&T Inc.	542	20,422

Investment Banking & Brokerage – 2.8%
Goldman Sachs Group, Inc. (The)	129	14,653

Life & Health Insurance – 3.2%
MetLife, Inc.	488	16,813

Managed Health Care – 8.4%
Aetna Inc.	307	12,145
UnitedHealth Group Incorporated	355	19,672
WellPoint, Inc. (B)	204	11,851

		43,668

Mortgage REITs – 1.0%
American Capital Agency Corp. (B)	153	5,296

Multi-Utilities – 2.1%
PG&E Corporation	262	11,171

Office Electronics – 1.6%
Xerox Corporation (B)	1,163	8,536

Oil & Gas Exploration & Production – 5.7%
ConocoPhillips	224	12,820
Marathon Oil Corporation	571	16,890

		29,710

Oil & Gas Refining & Marketing – 5.4%
Marathon Petroleum Corporation	327	17,860
Phillips 66 (B)	223	10,347

		28,207

Oil & Gas Storage & Transportation – 10.2%
Access Midstream Partners, L.P.	60	1,984
Kinder Morgan Management, LLC (A)	103	7,844
MarkWest Energy Partners, L.P.	250	13,601
Plains All American Pipeline, L.P.	187	16,511
Regency Energy Partners LP	577	13,452

		53,392

Other Diversified Financial Services – 8.3%
Citigroup Inc.	490	16,030
JPMorgan Chase & Co.	662	26,781

		42,811

Packaged Foods & Meats – 0.8%
Kraft Foods Group, Inc. (A)	90	4,005

Pharmaceuticals – 3.4%
Teva Pharmaceutical Industries Limited, ADR	424	17,558

Property & Casualty Insurance – 3.3%
ACE Limited	231	17,456

Regional Banks – 1.3%
SunTrust Banks, Inc.	249	7,036

Reinsurance – 4.2%
RenaissanceRe Holdings Ltd.	139	10,732
Validus Holdings, Ltd.	316	10,705

		21,437

Semiconductor Equipment – 1.9%
Lam Research Corporation (A)	305	9,710

Systems Software – 1.6%
Oracle Corporation	272	8,575

TOTAL COMMON STOCKS – 94.0%		$489,972
(Cost: $415,902)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.5%
Bemis Company, Inc., 0.380%, 10-17-12 (C)	$2,998	2,997
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.180%, 10-4-12 (C)	7,000	7,000
McCormick & Co. Inc., 0.210%, 10-1-12 (C)	4,385	4,385
PACCAR Financial Corp., 0.120%, 10-30-12 (C)	2,000	2,000
Panasonic Finance America, Inc. (GTD by Matsushita Electric Industrial Co., Ltd), 0.500%, 10-11-12 (C)	2,100	2,100
Wal-Mart Stores, Inc., 0.110%, 10-22-12 (C)	5,000	5,000

		23,482

Master Note – 1.2%
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (D)	6,434	6,434

TOTAL SHORT-TERM SECURITIES – 5.7%		$29,916
(Cost: $29,916)

TOTAL INVESTMENT SECURITIES – 99.7%		$519,888
(Cost: $445,818)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,498

NET ASSETS – 100.0%		$521,386

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$489,972	$—	$—
Short-Term Securities	—	29,916	—
Total	$489,972	$29,916	$—
Liabilities
Written Options	$436	$—	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Aetna Inc.	N/A	Put	403	November 2012	$35.00	$21	$(15)
Apple Inc.	N/A	Put	75	November 2012	625.00	55	(124)
	N/A	Put	75	December 2012	610.00	68	(141)
McKesson Corporation	N/A	Call	358	November 2012	92.50	37	(13)

Phillips 66	N/A	Call	468	November 2012	50.00	38	(35)
Target Corporation	N/A	Put	237	October 2012	55.00	17	(1)
WellPoint, Inc.	N/A	Call	240	October 2012	67.50	16	(1)
	N/A	Put	266	November 2012	52.50	22	(20)
Xerox Corporation	N/A	Call	1,790	October 2012	7.00	45	(77)
	N/A	Call	4,710	October 2012	9.00	28	(9)
						$347	$(436)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$445,818

Gross unrealized appreciation	85,135
Gross unrealized depreciation	(11,065)

Net unrealized appreciation	$74,070

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.9%
Boeing Company (The)	10	$703
Precision Castparts Corp.	246	40,231

		40,934

Apparel Retail – 0.8%
Limited Brands, Inc.	231	11,379

Apparel, Accessories & Luxury Goods – 1.8%
Under Armour, Inc., Class A (A)	444	24,783

Application Software – 1.7%
Intuit Inc.	395	23,269

Asset Management & Custody Banks – 1.8%
T. Rowe Price Group, Inc.	393	24,877

Automotive Retail – 1.9%
AutoZone, Inc. (A)	65	24,102
O’Reilly Automotive, Inc. (A)	30	2,509

		26,611

Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (A)	222	25,362
Biogen Idec Inc. (A)	230	34,264

		59,626

Brewers – 1.5%
Anheuser-Busch InBev S.A., ADR (A)	245	21,082

Broadcasting – 3.9%
CBS Corporation, Class B	1,504	54,639

Cable & Satellite – 2.8%
Time Warner Cable Inc.	413	39,279

Casinos & Gaming – 3.7%
Las Vegas Sands, Inc.	647	29,992
Wynn Resorts, Limited	194	22,349

		52,341

Communications Equipment – 2.4%
QUALCOMM Incorporated	549	34,295

Computer Hardware – 11.8%
Apple Inc. (A)	246	163,813

Data Processing & Outsourced Services – 8.2%
MasterCard Incorporated, Class A	123	55,306
Visa Inc., Class A	449	60,252

		115,558

Distillers & Vintners – 0.7%
Beam Inc.	173	9,966

Environmental & Facilities Services – 0.6%
Stericycle, Inc. (A)	86	7,821

Fertilizers & Agricultural Chemicals – 4.0%
Monsanto Company	622	56,614

Footwear – 0.1%
NIKE, Inc., Class B	14	1,310

Hotels, Resorts & Cruise Lines – 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	3	151

Household Products – 0.9%
Colgate-Palmolive Company	123	13,231

Industrial Conglomerates – 0.0%
Danaher Corporation	11	579

Internet Retail – 3.6%
Amazon.com, Inc. (A)	198	50,330

Internet Software & Services – 5.6%
eBay Inc. (A)	569	27,531
Google Inc., Class A (A)	67	50,325

		77,856

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corporation, Class A (A)	348	24,304

Managed Health Care – 0.0%
UnitedHealth Group Incorporated	5	277

Motorcycle Manufacturers – 0.8%
Harley-Davidson, Inc.	256	10,855

Oil & Gas Equipment & Services – 7.4%
National Oilwell Varco, Inc.	663	53,097
Schlumberger Limited	695	50,304

		103,401

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	181	13,256

Personal Products – 0.5%
Estee Lauder Companies, Inc. (The), Class A	125	7,690

Pharmaceuticals – 1.5%
Allergan, Inc.	233	21,356

Railroads – 3.6%
Kansas City Southern	259	19,635
Union Pacific Corporation	259	30,707

		50,342

Restaurants – 3.9%
McDonald’s Corporation	114	10,423
Starbucks Corporation	844	42,838
YUM! Brands, Inc.	21	1,360

		54,621

Retail Stores – 0.6%
Dollar General Corporation (A)	168	8,654

Semiconductor Equipment – 0.9%
ASML Holding N.V., NY Registry Shares	229	12,282

Semiconductors – 2.8%
Altera Corporation	635	21,571
Broadcom Corporation, Class A	193	6,677
Microchip Technology Incorporated	330	10,790

		39,038

Systems Software - 1.8%
Oracle Corporation	296	9,321
VMware, Inc., Class A (A)	168	16,204

		25,525

Tobacco – 3.1%
Philip Morris International Inc.	464	41,706

Wireless Telecommunication Service – 3.1%
American Tower Corporation, Class A (A)	316	22,531
Crown Castle International Corp. (A)	334	21,377

		43,908

TOTAL COMMON STOCKS – 97.6%		$1,367,559
(Cost: $978,669)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 1.4%
Corporacion Andina de Fomento, 0.350%, 12-4-12 (B)	$10,000	9,993
Diageo Capital plc (GTD by Diageo plc), 0.300%, 10-1-12 (B)	2,560	2,560
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 10-18-12 (B)	4,000	4,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 12-7-12 (B)	4,000	3,999

		20,552

Notes – 0.4%
Bank of Nova Scotia, 0.750%, 10-18-12 (C)	5,000	5,001

TOTAL SHORT-TERM SECURITIES – 1.8%		$25,553
(Cost: $25,553)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,393,112
(Cost: $1,004,222)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		8,932

NET ASSETS – 100.0%		$1,402,044

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,367,559	$—	$—
Short-Term Securities	—	25,553	—
Total	$1,367,559	$25,553	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,004,222

Gross unrealized appreciation	394,125
Gross unrealized depreciation	(5,235)

Net unrealized appreciation	$388,890

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2012

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 28, 2012